Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 2,282	$ 17,239	$ 41,348
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,676	23,417	17,151
Amortization of deferred dry-docking costs	4,155	4,880	2,793
Amortization of deferred finance costs and debt discounts	2,241	2,859	3,659
Amortization of convertible note beneficial conversion feature	0	0	2,887
Stock based compensation	9,147	7,185	5,097
Loss on extinguishment of debt	540	1,291	6,863
Gain on spin-off of United Maritime Corporation	0	(2,800)	0
Gain on sale of vessel, net	(8,094)	0	(697)
Changes in operating assets and liabilities:
Accounts receivable trade, net	(176)	(839)	801
Inventories	219	(840)	3,202
Prepaid expenses	(141)	22	22
Other current assets	(581)	(641)	240
Deferred voyage expenses	0	0	621
Deferred charges, non-current	(211)	(9,494)	(6,433)
Other non-current assets	(1)	2	2
Trade accounts and other payables	(2,222)	(589)	348
Accrued liabilities	(1,155)	2,155	2,187
Due from related parties	521	(595)	0
Deferred revenue	(96)	(5,463)	3,225
Deferred revenue, non-current	219	(503)	(2,236)
Other liabilities, non-current	0	0	(320)
Net cash provided by operating activities	31,323	37,286	80,760
Cash flows from investing activities:
Proceeds from sale of vessels/assets held for sale	23,910	0	0
Vessels acquisitions and improvements	(314)	(70,321)	(197,214)
Finance lease prepayments and other initial direct costs	(7,000)	0	0
Deposits assets, non-current	1,325	0	0
Advances from related party from sale of vessels	0	12,688	12,600
Investment in Series C preferred shares	0	(10,000)	0
Proceeds from redemption of Series C preferred shares	0	10,000	0
Term deposits	0	1,500	100
Purchase of other fixed assets	(176)	(130)	(106)
Net cash provided by / (used in) investing activities	17,745	(56,263)	(184,620)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	8	70	98,302
Proceeds from long-term debt and other financial liabilities	53,750	124,800	180,320
Proceeds from issuance of preferred stock	0	0	250
Repayments of long-term debt and other financial liabilities	(88,742)	(89,698)	(132,058)
Repayments of convertible notes	(11,165)	(10,000)	(13,950)
Payments for repurchase of common stock	(1,679)	0	(1,708)
Payments for repurchase of warrants	(808)	0	(1,023)
Dividends paid	(6,031)	(17,924)	0
Payments of financing and stock issuance costs	(1,318)	(1,420)	(2,698)
Payments of finance lease liabilities	(609)	0	0
Payments of fractional shares due to reverse stock split	(23)	0	0
Net cash (used in) / provided by financing activities	(56,617)	5,828	127,435
Net (decrease) / increase in cash and cash equivalents and restricted cash	(7,549)	(13,149)	23,575
Cash and cash equivalents and restricted cash at beginning of period	32,477	45,626	22,051
Cash and cash equivalents and restricted cash at end of period	24,928	32,477	45,626
Cash paid during the period for:
Interest	18,429	11,710	11,166
Noncash investing activities:
Vessels acquisitions and improvements	0	1,015	837
Finance lease, right-of use assets and initial direct costs	22,997	0	0
Noncash financing activities:
Dividends declared but not paid (Note 12)	491	4,548	0
Financing and stock issuance costs	562	0	0
Units issued for repayment of subordinated long-term debt (Note 8)	0	0	3,000
Repayment of subordinated long-term debt by issuance of units (Note 8)	0	0	(3,000)
Common shares issued by conversion of notes	0	0	3,600
Notes reduction via conversion	$ 0	$ 0	$ (3,600)